Long-term assets - E.1.4. Cash used for the purchase of intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Additions	$ 164		$ 520	$ 202
Change in accruals and payables for intangibles	(29)		(315)	(32)
Cash used for additions	$ 135	[1]	$ 202	$ 171

[1]	The cash flows of Tigo Guatemala are fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details. As a result, numbers might not be directly comparable with previous years' figures.